Estimates, Significant Accounting Policies and Balance Sheet Detail (Reconciliation For Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net unrealized gains included in other income (expense)	$ 6
Liabilities, Fair Value Disclosure		$ (759)	$ (741)	$ (356)	$ (362)